Income Taxes -Schedule of Deferred Income Tax Assets Unrecognized (Detail) - Canada [member] - USD ($) $ in Thousands		Jun. 30, 2021	Dec. 31, 2020
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 125,423	$ 131,710
Non-capital losses [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets	[1]	22,464	26,313
Mineral stream interest [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		89,611	96,646
Deferred tax assets other [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		4,237	2,296
Convertible note receivable [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		894	1,330
Unrealized losses on long term investments [member]
Unrecognized deferred tax assets [line items]
Deferred tax assets		$ 8,217	$ 5,125

[1]	As at June 30, 2021, the Company had not recognized the tax effect on $83 million of non-capital losses as a deferred tax asset.